STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 1,339,039	$ 1,153,043	$ 2,677,643	$ 1,579,157	$ 2,654,501	$ 1,506,989
General and administrative	1,676,336	4,380,540	3,233,677	6,266,000	8,499,304	10,526,566
Depreciation	2,997	2,333	6,066	5,241	10,475	10,475
Total operating expenses	3,018,372	5,535,916	5,917,386	7,850,398	11,164,280	12,044,030
Loss from operations	(3,018,372)	(5,535,916)	(5,917,386)	(7,850,398)	(11,164,280)	(12,044,030)
Other income (expense):
(Loss) gain on change in fair value of derivatives	(60,244)	(556,433)	(433,855)	(824,858)	(422,908)	3,113,580
Interest income	54	1	54	1	1	(1,298)
Financing costs	0	0	0	0	0	(529,704)
Total other income (expense)					(422,907)	2,582,578
Loss before income taxes	(3,078,562)	(6,092,348)	(6,351,187)	(8,675,255)	(11,587,187)	(9,461,452)
	0	0	0	0	0	0
Net loss	(3,078,562)	(6,092,348)	(6,351,187)	(8,675,255)	(11,587,187)	(9,461,452)
Preferred stock dividend	(22,863)	(28,497)	(46,608)	(60,741)	(110,023)	(351,522)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,101,425)	$ (6,120,845)	$ (6,397,795)	$ (8,735,996)	$ (11,697,210)	$ (9,812,974)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.12)	$ (0.32)	$ (0.27)	$ (0.49)	$ (0.60)	$ (0.70)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	25,131,486	18,875,819	24,097,424	17,971,228	19,490,767	14,103,055